Disposal of a Subsidiary	6 Months Ended
Jun. 30, 2023
Disposal of a Subsidiary [Abstract]
Disposal of a subsidiary

Note 13. Disposal of a subsidiary

On June 29, 2022, the Company completed the disposal of its 100% equity interest in Beijing Youmeng IT Co., Ltd. The Company recorded a gain on disposal of $331,584 for the six months ended June 30, 2022. This disposal was not classified as a discontinued operation as Beijing Youmeng IT Co., Ltd was merely a cost centre which did not represent a separate major line of business or geographic area of operations to the Company.